Revenue (Details) ج.م. in Billions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EGP (ج.م.)	Dec. 31, 2023 USD ($)
Revenue [Line Items]
Long-term service contracts amount	$ 175,466,093		$ 241,795,928
Gorilla Distribution Egypt [Member]
Revenue [Line Items]
Revenue denominated value	$ 209,000,000	ج.م. 8.4